Summary of Significant Accounting Policies - Fiscal Year (Details)	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Summary of Significant Accounting Policies
Fiscal year term	371 days	364 days	364 days